Business combination (Details 2) - CI&T Brazil - Dextra Group R$ in Thousands	Dec. 31, 2021 BRL (R$)
Business combinations
Total intangible assets at fair value (note 14)	R$ 148,523
Network software (note 14)
Business combinations
Total intangible assets at fair value (note 14)	191
Customer relationship
Business combinations
Total intangible assets at fair value (note 14)	88,961
Non-compete agreement
Business combinations
Total intangible assets at fair value (note 14)	16,257
Brands
Business combinations
Total intangible assets at fair value (note 14)	20,501
Internally developed | Software (note 14)
Business combinations
Total intangible assets at fair value (note 14)	R$ 22,613